Note 5 - Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - AUD ($)	Jun. 30, 2026	Jun. 30, 2025
Statement Line Items [Line Items]
Accrued interest income	$ 120,827	$ 0
R&D tax incentive receivable	7,538,579	3,928,563
Goods and services tax receivable	39,752	9,044
Total	$ 7,699,157	$ 3,937,607